CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 7,613,626	$ 7,468,610	$ 5,277,169
Cost of revenues	6,333,643	6,205,474	4,367,857
Gross profit	1,279,983	1,263,136	909,312
Operating expenses:
Selling and distribution expenses	369,670	558,926	398,650
General and administrative expenses	440,488	342,129	308,942
Research and development expenses	100,844	69,822	58,407
Other operating income, net	(84,339)	(63,802)	(47,068)
Total operating expenses	826,663	907,075	718,931
Income from operations	453,320	356,061	190,381
Other income (expenses):
Interest expense	(114,099)	(74,266)	(58,153)
Interest income	51,621	40,615	11,051
Gain (loss) on change in fair value of derivatives, net	(27,504)	(44,489)	23,785
Foreign exchange gain (loss), net	30,555	77,689	(47,234)
Investment income, net	14,632	858	18,634
Total other income (expenses)	(44,795)	407	(51,917)
Income before income taxes and equity in earnings of affiliates	408,525	356,468	138,464
Income tax expense	(59,501)	(73,353)	(35,844)
Equity in earnings of affiliates	14,610	15,440	7,256
Net income	363,634	298,555	109,876
Less: net income attributable to non-controlling interests	89,447	58,587	14,628
Net income attributable to Canadian Solar Inc.	$ 274,187	$ 239,968	$ 95,248
Earnings per share - basic	$ 4.19	$ 3.73	$ 1.55
Shares used in computation - basic	65,375,084	64,324,558	61,614,391
Earnings per share - diluted	$ 3.87	$ 3.44	$ 1.46
Shares used in computation - diluted	72,194,006	71,183,135	68,872,102